Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
CIK	dei_EntityCentralIndexKey	0000095603
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 25, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2016
Prospectus Date	rr_ProspectusDate	Apr. 26, 2016